Earnings per share_Details of earnings per share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩) ₩ / shares shares	Jun. 30, 2017 KRW (₩) ₩ / shares shares	Jun. 30, 2018 KRW (₩) ₩ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 KRW (₩) ₩ / shares shares
Basic earnings per share [Abstract]
Net income attributable to owners	₩ 716,142	₩ 460,888	₩ 1,305,878	$ 1,174,562	₩ 1,098,361
Dividends to hybrid securities | ₩	(37,748)	(41,557)	(75,603)		(90,823)
Net income attributable to common shareholders | ₩	₩ 678,394	₩ 419,331	₩ 1,230,275		₩ 1,007,538
Weighted average number of common shares outstanding | shares	673,000,000	673,000,000	673,000,000	673,000,000	673,000,000
Basic Earnings Per Share | ₩ / shares	₩ 1,008	₩ 623	₩ 1,828		₩ 1,497
Diluted earnings per share [Abstract]
Diluted earnings loss per share | ₩ / shares	₩ 1,008	₩ 623	₩ 1,828		₩ 1,497